Discontinued Operations - Depreciation, Capital Expenditures, and Significant Operating and Investing Non-Cash Items Related to Discontinued Operations (Details) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation	$ 323	$ 308	$ 1,238	$ 1,329
Proceeds from insurance recovery			216	0
Gain on insurance recovery			(165)	0
Gain on sale of asset, net of transaction expenses			0	(988)
Proceeds from sale of asset, net of transaction expenses			0	988
Stock-based compensation	296	110	1,201	180
Changes in deferred rent	(57)	(15)	(187)	(53)
Impairment of fixed asset			51	0
Services Business [Member] | Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation	282	282
Purchases of property and equipment	(171)	(74)	(704)	(431)
Proceeds from insurance recovery			216	0
Gain on insurance recovery			(165)	0
Gain on sale of asset, net of transaction expenses			0	(988)
Proceeds from sale of asset, net of transaction expenses			0	988
Stock-based compensation	33	13	159	45
Changes in deferred rent	(57)	(15)	(187)	(53)
Equipment purchases in accounts payable and accrued expenses	$ 25	$ 204	34	15
Impairment of fixed asset			$ 51	$ 0